FINANCIAL ASSETS AND LIABILITIES - Impact of hedge accounting on equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Equity at beginning of period	$ 3,890	[1],[2]	$ 6,043
Equity at end of period	2,779		3,890	[1],[2]
Foreign currency translation reserve
Disclosure of risk management strategy related to hedge accounting [line items]
Equity at beginning of period	(7,667)	[1]	(7,109)
Foreign currency revaluation of the foreign operations and other	(753)		(433)
Effective portion of foreign currency revaluation of the hedging instruments	83		(125)
Change in fair value of foreign currency basis spreads	0
Amortization of time-period related foreign currency basis spreads	0
Net investment hedge amount reclassified to profit or loss – sale of Italy Joint Venture	80
Disposal of subsidiaries – reclassification to profit or loss	(159)
Equity at end of period	(8,416)		(7,667)	[1]
Cost of hedging reserve
Disclosure of risk management strategy related to hedge accounting [line items]
Equity at beginning of period	0		0
Foreign currency revaluation of the foreign operations and other	0		0
Effective portion of foreign currency revaluation of the hedging instruments	0		0
Change in fair value of foreign currency basis spreads	(4)
Amortization of time-period related foreign currency basis spreads	5
Net investment hedge amount reclassified to profit or loss – sale of Italy Joint Venture	4
Disposal of subsidiaries – reclassification to profit or loss	0
Equity at end of period	$ 5		$ 0

[1]	* Prior year comparatives are restated following the retrospective recognition of depreciation charges in respect of Deodar (see Note 10).
[2]	* Prior year comparatives are restated following the retrospective reversal of reclassification of Deodar assets and liabilities as held for sale and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).